Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand and balances with banks	$ 4,801	$ 3,501
Interest-bearing deposits with maturities of three months or less	3,037	11,011
Cash and cash equivalents	$ 7,838	$ 14,512	$ 7,780	$ 21,999